UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

______________________________________________________

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

______________________________________________________

SEMI-ANNUAL REPORT
April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically.

You may elect to receive all future reports in paper free of charge.  You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper may apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	6
Sector Allocation of Portfolio Assets	9
Schedules of Investments	11
Statements of Assets And Liabilities	22
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	36
Notes to Financial Statements	44
Notice to Shareholders	59
Householding	59
Approval of Investment Advisory Agreement	60
Privacy Notice	68

June 1, 2020

Dear Shareholder:

The six-month period ended April 30, 2020 was one of the most turbulent chapters in stock market history due to the rapid spread of the COVID-19 pandemic, which forced large sections of the global economy to close down sparking fears that a deep recession would ensue.  In the span of a few short weeks, the global economy came to a halt as governments issued stay-at-home orders and braced for the worst. Babies were seemingly thrown out with the bath water, presenting opportunities to purchase shares in attractive businesses at discounted prices.  Fast forward to April, risk assets moved higher as governments and central banks stepped in with stimulus packages and programs to help mitigate fallout from the pandemic.  This could provide a tailwind for global risk assets to move higher, but it is not clear how the rest of 2020 will look given record unemployment and the possibility of a second coronavirus wave either in the fall or when the economy reopens.

During the six-months ended April 30, 2020, the Huber Capital Equity Income Fund (“Equity Income Fund”) outperformed the Russell 1000® Value Index, while the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) underperformed the Russell 1000® Value Index, their respective primary benchmarks. The Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) and the Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) underperformed their primary benchmarks, the Russell 2000® Value Index and the Russell Midcap® Value Index, respectively.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2020, the Equity Income Fund Investor Class and Institutional Class returned -8.79% and -8.67%, respectively, outperforming the -13.66% total return of the Russell 1000® Value Index and underperforming the -3.16% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were technology and health care, while consumer staples and energy were the largest detractors.  On an individual stock basis, our top contributors to performance were Microsoft Corp. (“Microsoft”) and Eli Lilly & Co. (“Eli Lilly”), while the bottom contributors to performance were Truist Financial Corp (“Truist Financial”), KBR, Inc. (“KBR”) and JPMorgan Chase & Co. (“JPMorgan Chase”).

The Equity Income Fund was most positively impacted by its ownership of software giant Microsoft.  Microsoft benefitted from increased work from home habits, which are driving demand for Office 365 and their Azure cloud computing segment.  Eli Lilly experienced strong demand for their diabetes medications, along with relatively little negative impact from the pandemic.

The Equity Income Fund was negatively impacted by its ownership of large cap banks Truist Financial and JPMorgan Chase.  Both of these companies, along with financial services peers, declined more than the Fund’s indices due to fears of a recession, which could impact financial institutions more negatively than other index constituents.

KBR, an energy-focused engineering and construction company, declined due to a sharp drop in oil prices, driving down expectations of capital expenditures in the oil and gas industry.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2020, the Small Cap Value Fund Investor Class and Institutional Class returned -24.86% and -24.73%, respectively. The Fund underperformed the Russell 2000® Value Index total return of -23.44% and the -15.47% total return of the Russell 2000® Index.  Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were financial services and producer durables, while the most notable detractors were technology and health care. On an individual stock basis, the most notable contributors to relative performance were Hoegh LNG Partners LP (“Hoegh”) and Teekay Tankers Ltd. (“Teekay Tankers”).  The Fund’s most notable detractors from performance were Comtech Telecommunications Corp. (“Comtech Telecommunications”, “Comtech”), First Citizens BancShares, Inc. – Class A (“First Citizens”) and Golar LNG Ltd.

The Fund was most positively impacted by its ownership of Hoegh, an operator of Liquified Natural Gas (“LNG”) vessels, and Teekay Tankers, the largest operator of mid-sized tankers.  Hoegh benefitted from relatively consistent demand for their FSRU (Floating Storage Regasification Units) vessels, as the outlook for LNG held up fairly well despite the pandemic related economic slowdown.  Teekay Tankers benefitted from a tightening of supply and demand dynamics, driving up day rates during the period.

The Fund was most negatively impacted by its ownership of Comtech Telecommunications, a provider of communications services to military and civilian applications.  Shares of Comtech were pressured due to tightening of the credit markets, casting some doubt on their ability to finance the Gilat Satellite Networks Ltd. acquisition.  As credit markets have since thawed, we believe the company will be able to finance the transaction, which should add robust technological capability to their portfolio.

Other notable detractors included First Citizens, a regional bank, and Golar LNG Ltd., an operator of LNG vessels.  First Citizens was largely impacted by the selloff in banks, due to concerns that a recession may develop in the aftermath of the COVID-19 pandemic.  Shares of Golar LNG Ltd. declined because the company was unable to get an extension on their bond maturities by April 2020; however, they have been able to extend maturities since.  We believe credit markets should normalize which should allow the company to fully refinance their unsecured and secured debt facilities and hopefully transition attention back to free cash flow generation.

Diversified Large Cap Value Fund Review

For the fiscal six-month period ended April 30, 2020, the Diversified Large Cap Value Fund Investor Class and Institutional Class returned -15.00% and -14.85%, respectively, underperforming the Russell 1000® Value Index total return of -13.66%, and underperforming the -3.16% total return of the broader

S&P 500® Index.  Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were technology and financial services, while energy and materials & processing were the most notable detractors.  Stocks that were most accretive to relative performance were Microsoft and Eli Lilly. The most notable detractors were KBR, Golar LNG Partners LP, Citigroup, Inc. (“Citigroup”) and Carpenter Technology Corporation (“Carpenter Technology”).

The Fund’s strongest positive contributors Microsoft and Eli Lilly were discussed previously.

KBR, the Fund’s largest detractor was discussed above.  Golar LNG Partners LP, an operator of liquified natural gas carriers, declined due to difficulty extending maturity on a bond issue due April 2020, however, they eventually succeeded in obtaining an extension.  Citigroup, a multinational bank, was impacted by fears that a global recession could develop in the wake of the COVID-19 pandemic.  Carpenter Technology, a producer of specialty metal parts, declined due to a reduction in air travel driven by the pandemic, as well as ongoing issues with the Boeing 737 Max.

Mid Cap Value Fund Review

For the fiscal six-month period ended April 30, 2020, the Mid Cap Value Fund Investor Class and Institutional Class returned -24.43% and -24.25%, respectively, versus the -18.11% total return of the Russell Midcap® Value Index. The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell Midcap® Value Index were financial services and materials & processing, while the largest sector detractors were technology and energy.  Stocks contributing the most to relative performance were Hoegh, Uranium Participation Corp., and Teekay Tankers. The largest detractors were Comtech, Golar LNG Partners LP, and Golar LNG Ltd.

The Fund’s largest positive contributor, Hoegh, was discussed previously.  Uranium Participation Corp. largely benefitted from rising uranium prices.  Uranium commodity prices rose in the period due to lower supply, driven by COVID-19 related mine closures, coupled with relatively flat demand for electricity.

The Fund’s largest detractors Comtech, Golar LNG Partners LP, and Golar LNG Ltd. were discussed above in this letter.

Outlook

Markets remain volatile due to uncertainty created by rising unemployment, no clear timeline for the COVID-19 pandemic, geopolitical tensions, and U.S. presidential elections later this year; however, we believe volatility can create buying opportunities as stocks can fall well below our view of fair value in the midst of panic selling.

The Huber Capital team remains committed to our philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support.  It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce superior risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors.  In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy.  Furthermore, frequently used classification schema (i.e. GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure.  For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Russell 1000® Value Index, the Equity Income Fund is overweight producer durables, technology and healthcare, and underweight utilities, material & processing, financial services, energy, consumer discretionary and consumer staples. Relative to the Russell 2000® Value Index, the Small Cap Value Fund is overweight materials & processing, producer durables, energy, health care and technology, and underweight utilities, financial services and consumer discretionary.  Relative to the Russell 1000® Value Index, the Diversified Large Cap Value Fund is overweight technology, producer durables, utilities and energy, and underweight consumer staples, consumer discretionary, materials & processing, health care and financial services. Relative to the Russell Midcap® Value Index, the Mid Cap Value Fund is overweight energy, technology, producer durables and consumer staples, and underweight consumer discretionary, materials & processing and financial services.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in small- and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedules of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It is a market capitalization weighted index representing the smallest 800 companies of the Russell 1000® Index.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

EXPENSE EXAMPLE – April 30, 2020 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), and Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/19 – 4/30/20).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the

Huber Funds

EXPENSE EXAMPLE – April 30, 2020 (Unaudited), Continued

table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/19	4/30/20	11/1/19 – 4/30/20	Ratio*
Investor Class
Actual	$1,000.00	$912.10	$6.42	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.77	1.35%

Institutional Class
Actual	$1,000.00	$913.30	$4.71	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.94	$4.97	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/19	4/30/20	11/1/19 – 4/30/20	Ratio*
Investor Class
Actual	$1,000.00	$751.40	$7.19	1.65%
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.66	$8.27	1.65%

Institutional Class
Actual	$1,000.00	$752.70	$5.88	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.15	$6.77	1.35%

Diversified Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/19	4/30/20	11/1/19 – 4/30/20	Ratio*
Investor Class
Actual	$1,000.00	$850.00	$4.60	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

Institutional Class
Actual	$1,000.00	$851.50	$3.45	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

Huber Funds

EXPENSE EXAMPLE – April 30, 2020 (Unaudited), Continued

Mid Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/19	4/30/20	11/1/19 – 4/30/20	Ratio*
Investor Class
Actual	$1,000.00	$755.70	$5.67	1.30%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.52	1.30%

Institutional Class
Actual	$1,000.00	$757.50	$4.37	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2020 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2020 (Unaudited)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 98.59%	Value
	Aerospace & Defense - 11.35%
15,600	Northrop Grumman Corp.	$5,158,452

	Communications Equipment - 0.48%
11,665	Comtech Telecommunications Corp.	215,919

	Computer Services, Software
	& Systems - 19.99%
50,700	Microsoft Corp.	9,085,947

	Computer Technology - 1.38%
29,900	Hewlett Packard Enterprise Co.	300,794
21,100	HP, Inc.	327,261
		628,055
	Diversified Financial Services - 10.30%
42,200	Bank of America Corp.	1,014,910
10,190	Citigroup, Inc.	494,826
33,100	JPMorgan Chase & Co.	3,169,656
		4,679,392
	Diversified Retail - 0.03%
100	Wal-Mart Stores, Inc.	12,155

	Electronic Components - 0.98%
6,095	TE Connectivity Ltd.	447,739

	Engineering & Contracting Services - 8.08%
181,130	KBR, Inc.	3,669,694

	Financial Date & Systems - 2.48%
4,100	Mastercard, Inc. - Class A	1,127,377

	Foods - 3.40%
5,000	Campbell Soup Co.	249,900
100	ConAgra Foods, Inc.	3,344
20,800	Tyson Foods, Inc. - Class A	1,293,552
		1,546,796
	Homebuilding - 0.85%
10,093	Lennar Corp. - Class B	385,048

	Insurance: Life - 4.18%
135,100	CNO Financial Group, Inc.	1,899,506

	Insurance: Multi-Line - 0.23%
2,304	Voya Financial, Inc.	104,072

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	COMMON STOCKS - 98.59%, Continued	Value
	Pharmaceuticals - 19.73%
37,100	Eli Lilly & Co.	$5,737,144
32,300	Merck & Co., Inc.	2,562,682
17,300	Pfizer, Inc.	663,628
		8,963,454
	Shipping - 4.18%
28,979	Euronav SA	309,786
545,596	Golar LNG Partners LP	1,587,684
		1,897,470
	Specialty Retail - 4.74%
9,800	Home Depot, Inc.	2,154,334

	Tobacco - 0.67%
4,100	Philip Morris International, Inc.	305,860

	Utilities: Electrical - 5.54%
11,600	Entergy Corp.	1,107,916
38,000	Exelon Corp.	1,409,040
		2,516,956
	TOTAL COMMON STOCKS
	(Cost $18,765,323)	44,798,226

	MONEY MARKET FUNDS - 1.35%
307,380	First American Government Obligations Fund,
	Institutional Class, 0.25% (a)	307,380
307,379	First American Treasury Obligations Fund,
	Institutional Class, 0.17% (a)	307,379
	TOTAL MONEY MARKET FUNDS
	(Cost $614,759)	614,759
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $19,380,082) - 99.94%	45,412,985
	Other Assets in
	Excess of Liabilities - 0.06%	28,543
	NET ASSETS - 100.00%	$45,441,528

(a)	Rate shown is the 7-day annualized yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 95.71%	Value
	Aluminum - 0.44%
1,822	Kaiser Aluminum Corp.	$131,603

	Asset Management & Custodian - 6.83%
415,200	Uranium Participation Corp. (a) (b)	1,461,604
7,223	Virtus Investment Partners, Inc.	587,013
		2,048,617
	Banks: Diversified - 14.17%
11,425	Atlantic Capital Bancshares, Inc. (b)	143,384
2,084	C&F Financial Corp.	74,107
5,700	Capstar Financial Holdings, Inc.	65,037
7,039	Carter Bank & Trust	66,730
19,691	First Bancorp	523,584
5,177	First Citizens BancShares, Inc. - Class A	1,977,614
153,918	First Horizon National Corp.	1,397,575
		4,248,031
	Chemicals: Specialty - 3.87%
15,995	Innospec, Inc.	1,159,957

	Communications Equipment - 11.40%
158,971	Comtech Telecommunications Corp.	2,942,553
3,400	F5 Networks, Inc. (b)	473,484
		3,416,037
	Computer Services, Software
	& Systems - 6.37%
23,400	Science Applications International Corp.	1,910,844

	Consumer Lending - 4.78%
44,517	Enova International, Inc. (b)	714,053
88,446	EZCORP, Inc. - Class A (b)	495,298
4,655	Nelnet, Inc. - Class A	224,138
		1,433,489
	Containers & Packaging - 0.01%
100	UFP Technologies, Inc. (b)	4,300

	Engineering & Contracting Services - 10.68%
158,005	KBR, Inc.	3,201,181

	Equity REIT - Timber - 1.62%
61,841	CatchMark Timber Trust, Inc. - Class A	486,070

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	COMMON STOCKS - 95.71%, Continued	Value
	Health Care Equipment & Supplies - 4.75%
15,151	CONMED Corp.	$1,119,811
2,700	Hill-Rom Holdings, Inc.	303,723
		1,423,534
	Health Care Facilities - 1.01%
15,000	Tenet Healthcare Corp. (b)	302,700

	Health Care Providers & Services - 1.41%
23,000	Hanger, Inc. (b)	422,280

	Household Durables - 0.39%
8,000	Taylor Morrison Home Corp. (b)	116,400

	Insurance: Life - 4.68%
99,687	CNO Financial Group, Inc.	1,401,599

	Real Estate Investment Trusts (REITs) - 4.19%
25,108	Granite Real Estate Investment Trust	1,144,925
4,000	Office Properties Income Trust	109,600
		1,254,525
	Shipping - 10.51%
40,488	Euronav SA	432,817
166,796	Golar LNG Ltd.	1,182,584
222,219	Golar LNG Partners LP	646,657
50,200	Hoegh LNG Partners LP	574,288
15,453	Teekay Tankers Ltd. (b)	313,850
		3,150,196
	Software - 0.68%
35,496	Avast plc (a)	204,847

	Specialty Retail - 0.43%
6,500	Rent-A-Center, Inc.	129,382

	Textiles, Apparel & Luxury Goods - 0.03%
2,010	Crown Crafts, Inc.	9,990

	Utilities: Electrical - 7.46%
13,700	Black Hills Corp.	848,578
29,645	Portland General Electric Co.	1,387,090
		2,235,668
	TOTAL COMMON STOCKS
	(Cost $21,116,274)	28,691,250

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	MONEY MARKET FUNDS - 5.37%	Value
805,302	First American Government Obligations Fund,
	Institutional Class, 0.25% (c)	$805,302
805,301	First American Treasury Obligations Fund,
	Institutional Class, 0.17% (c)	805,301
	TOTAL MONEY MARKET FUNDS
	(Cost $1,610,603)	1,610,603
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $22,726,877) - 101.08%	30,301,853
	Liabilities in Excess of
	Other Assets - (1.08)%	(325,233)
	NET ASSETS - 100.00%	$29,976,620

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 98.55%	Value
	Aerospace & Defense- 5.39%
700	Northrop Grumman Corp.	$231,469

	Communications Equipment - 1.72%
4,000	Comtech Telecommunications Corp.	74,040

	Computer Services, Software
	& Systems - 13.83%
2,600	Microsoft Corp.	465,946
1,500	Oracle Corp.	79,455
600	Science Applications International Corp.	48,996
		594,396
	Computer Technology - 0.83%
1,700	Hewlett Packard Enterprise Co.	17,102
1,200	HP, Inc.	18,612
		35,714
	Diversified Financial Services - 8.28%
3,200	Bank of America Corp.	76,960
1,800	Citigroup, Inc.	87,408
2,000	JPMorgan Chase & Co.	191,520
		355,888
	Diversified Retail - 4.24%
1,500	Wal-Mart Stores, Inc.	182,325

	Diversified Telecommunication Services - 3.40%
4,793	AT&T, Inc.	146,043

	Electronic Components - 0.51%
300	TE Connectivity Ltd.	22,038

	Engineering & Contracting Services - 8.83%
18,730	KBR, Inc.	379,470

	Financial Data & Systems - 3.94%
550	Mastercard, Inc. - Class A	151,233
100	Visa, Inc. - Class A	17,872
		169,106
	Foods - 4.05%
1,500	Campbell Soup Co.	74,970
500	Lamb Weston Holdings, Inc.	30,680
1,100	Tyson Foods, Inc. - Class A	68,409
		174,059

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	COMMON STOCKS - 98.55%, Continued	Value
	Health Care Equipment & Supplies - 1.05%
400	Hill-Rom Holdings, Inc.	$44,996

	Homebuilding - 0.00%
5	Lennar Corp. - Class B	191

	Insurance: Life - 2.18%
6,673	CNO Financial Group, Inc.	93,822

	Integrated Utilities - 4.47%
4,650	FirstEnergy Corp.	191,906

	Oil: Integrated - 0.77%
1,000	Royal Dutch Shell plc - Class A - ADR	33,130

	Pharmaceuticals - 13.06%
2,000	Eli Lilly & Co.	309,280
1,100	Merck & Co., Inc.	87,274
4,300	Pfizer, Inc.	164,948
		561,502
	Real Estate Investment Trusts (REITs) - 0.32%
300	Granite Real Estate Investment Trust	13,680

	Shipping - 6.41%
12,773	Euronav SA	136,543
47,764	Golar LNG Partners LP	138,993
		275,536
	Specialty Retail - 3.07%
600	Home Depot, Inc.	131,898

	Tobacco - 4.34%
2,500	Philip Morris International, Inc.	186,500

	Utilities: Electrical - 7.86%
300	American Electric Power Co., Inc.	24,933
900	Entergy Corp.	85,959
1,000	Evergy, Inc.	58,430
3,300	Exelon Corp.	122,364
200	NextEra Energy, Inc.	46,224
		337,910
	TOTAL COMMON STOCKS
	(Cost $2,918,357)	4,235,619

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	MONEY MARKET FUNDS - 1.67%	Value
35,858	First American Government Obligations Fund,
	Institutional Class, 0.25% (a)	$35,858
35,857	First American Treasury Obligations Fund,
	Institutional Class, 0.17% (a)	35,857
	TOTAL MONEY MARKET FUNDS
	(Cost $71,715)	71,715
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,990,072) - 100.22%	4,307,334
	Liabilities in Excess of
	Other Assets - (0.22)%	(9,492)
	NET ASSETS - 100.00%	$4,297,842

ADR – American Depository Receipt
(a)	Rate shown is the 7-day annualized yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 85.90%	Value
	Aluminum - 0.22%
43	Kaiser Aluminum Corp.	$3,106

	Asset Management & Custodian - 5.52%
19,800	Uranium Participation Corp. (a) (b)	69,701
109	Virtus Investment Partners, Inc.	8,858
		78,559
	Banks: Diversified - 6.85%
600	Atlantic Capital Bankshares, Inc. (b)	7,530
100	First Citizens BancShares, Inc. - Class A	38,200
5,700	First Horizon National Corp.	51,756
		97,486
	Communications Equipment - 4.96%
3,816	Comtech Telecommunications Corp.	70,634

	Computer Services, Software
	& Systems - 1.72%
300	Science Applications International Corp.	24,498

	Computer Technology - 0.42%
600	Hewlett Packard Enterprise Co.	6,036

	Consumer Lending - 1.36%
1,204	Enova International, Inc. (b)	19,312

	Engineering & Contracting Services - 10.22%
7,182	KBR, Inc.	145,507

	Foods - 6.48%
800	Campbell Soup Co.	39,984
700	ConAgra Foods, Inc.	23,408
266	Lamb Weston Holdings, Inc.	16,322
200	Tyson Foods, Inc. - Class A	12,438
		92,152
	Health Care Equipment & Supplies - 3.14%
300	CONMED Corp.	22,173
200	Hill-Rom Holdings, Inc.	22,498
		44,671
	Health Care Facilities - 1.28%
900	Tenet Healthcare Corp. (b)	18,162

	Health Care Providers & Services - 2.76%
2,138	Hanger, Inc. (b)	39,254

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	COMMON STOCKS - 85.90%, Continued	Value
	Insurance: Life - 2.75%
2,784	CNO Financial Group, Inc.	$39,143

	Integrated Utilities - 4.93%
1,700	FirstEnergy Corp.	70,158

	Media - 0.49%
400	ViacomCBS, Inc. - Class B	6,904

	Oil, Gas & Consumable Fuels - 1.78%
14,206	Energy Fuels, Inc. (b)	25,287

	Real Estate Investment Trusts (REITs) - 5.06%
1,100	Granite Real Estate Investment Trust	50,160
800	Office Properties Income Trust	21,920
		72,080
	Shipping - 16.87%
3,791	Euronav SA	40,526
8,342	Golar LNG Ltd.	59,145
38,685	Golar LNG Partners LP	112,574
2,430	Hoegh LNG Partners LP	27,799
		240,044
	Software - 0.68%
1,683	Avast plc (a)	9,713

	Specialty Retail - 0.56%
400	Rent-A-Center, Inc.	7,962

	Utilities: Electrical - 7.85%
400	Entergy Corp.	38,204
858	Evergy, Inc.	50,133
500	Portland General Electric Co.	23,395
		111,732
	TOTAL COMMON STOCKS
	(Cost $1,150,966)	1,222,400

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), Continued

Shares	MONEY MARKET FUNDS - 10.12%	Value
72,000	First American Government Obligations Fund,
	Institutional Class, 0.25% (c)	$72,000
72,000	First American Treasury Obligations Fund,
	Institutional Class, 0.17% (c)	72,000
	TOTAL MONEY MARKET FUNDS
	(Cost $144,000)	144,000
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,294,966) - 96.02%	1,366,400
	Other Assets in
	Excess of Liabilities - 3.98%	56,676
	NET ASSETS - 100.00%	$1,423,076

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $19,380,082 and
$22,726,877, respectively)	$45,412,985	$30,301,853
Receivables
Fund shares issued	86,000	111
Investment securities sold	—	237,247
Dividends and interest	5,603	27,643
Dividend tax reclaim	13,001	1,492
Prepaid expenses	15,710	15,517
Total assets	45,533,299	30,583,863
LIABILITIES
Payables
Fund shares redeemed	—	3,079
Investment securities purchased	—	464,583
Advisory fees	25,871	21,997
12b-1 distribution fees	18,839	56,942
Administration fees	8,599	5,949
Audit fees	11,194	11,194
Chief Compliance Officer fee	1,934	1,935
Custody fees	275	4,332
Fund accounting fees	6,108	5,902
Shareholder servicing fees	6,042	15,341
Transfer agent fees and expenses	8,146	10,863
Insurance fees	31	33
Trustee fees and expenses	662	694
Accrued expenses	4,070	4,399
Total liabilities	91,771	607,243
NET ASSETS	$45,441,528	$29,976,620

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited), Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$6,314,249	$15,096,412
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	395,735	1,115,236
Net asset value, offering and redemption
price per share (Note 1)	$15.96	$13.54
Institutional Class
Net assets applicable to shares outstanding	$39,127,279	$14,880,208
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	2,458,141	1,087,025
Net asset value, offering and redemption
price per share (Note 1)	$15.92	$13.69
COMPONENTS OF NET ASSETS
Paid-in capital	$18,918,385	$35,572,694
Total distributable earnings	26,523,143	(5,596,074)
Net assets	$45,441,528	$29,976,620

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $2,990,072 and
$1,294,966, respectively)	$4,307,334	$1,366,400
Cash	—	20,698
Receivables
Fund shares sold	81	—
Investment securities sold	21,727	38,362
Dividends and interest	3,174	1,768
Dividend tax reclaim	3,103	19
Due from Adviser (Note 4)	29,924	32,859
Prepaid expenses	21,091	22,872
Total assets	4,386,434	1,482,978
LIABILITIES
Payables
Investment securities purchased	47,962	23,472
12b-1 distribution fees	1,800	464
Administration fees	7,004	7,028
Audit fees	11,194	11,194
Chief Compliance Officer fee	1,935	1,935
Custody fees	1,132	1,096
Fund accounting fees	5,566	5,613
Shareholder servicing fees	3,589	713
Transfer agent fees and expenses	5,474	5,584
Insurance fees	23	23
Trustee fees and expenses	805	819
Accrued expenses	2,108	1,961
Total liabilities	88,592	59,902
NET ASSETS	$4,297,842	$1,423,076

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited), Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,059,275	$250,127
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	80,369	26,812
Net asset value, offering and redemption
price per share (Note 1)	$13.18	$9.33
Institutional Class
Net assets applicable to shares outstanding	$3,238,567	$1,172,949
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	244,608	125,633
Net asset value, offering and redemption
price per share (Note 1)	$13.24	$9.34
COMPONENTS OF NET ASSETS
Paid-in capital	$3,483,408	$1,550,737
Total distributable earnings	814,434	(127,661)
Net assets	$4,297,842	$1,423,076

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes
withheld of $420 and $6,714, respectively)	$427,214	$247,168
Interest	2,232	4,999
Total investment income	429,446	252,167
Expenses
Advisory fees (Note 4)	184,720	185,382
Administration fees (Note 4)	31,449	25,393
Transfer agent fees and expenses (Note 4)	23,679	28,018
Fund accounting fees (Note 4)	16,748	16,630
Registration fees	16,145	18,766
Custody fees (Note 4)	12,910	9,386
Audit fees	11,199	11,200
12b-1 distribution fees – Investor Class (Note 6)	7,955	17,730
Trustee fees and expenses	7,097	7,089
Chief Compliance Officer fee (Note 4)	5,497	5,498
Reports to shareholders	3,859	3,763
Legal fees	3,550	3,549
Shareholder servicing fees – Investor Class (Note 5)	3,500	8,590
Miscellaneous expense	3,139	3,140
Insurance expense	1,043	1,093
Total expenses	332,490	345,227
Less: advisory fee waiver (Note 4)	(77,205)	(66,113)
Net expenses	255,285	279,114
Net investment income/(loss)	174,161	(26,947)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	958,076	2,826,167
Foreign currency	—	(5)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,670,072)	(12,706,741)
Foreign currency	—	29
Net realized and unrealized loss
on investments and foreign currency	(4,711,996)	(9,880,550)
Net Decrease in Net Assets
Resulting from Operations	$(4,537,835)	$(9,907,497)

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $408 and $305, respectively)	$49,777	$8,731
Interest	950	745
Total investment income	50,727	9,476
Expenses
Administration fees (Note 4)	21,345	21,347
Fund accounting fees (Note 4)	16,597	16,617
Transfer agent fees and expenses (Note 4)	15,941	15,351
Registration fees	15,208	15,506
Audit fees	11,199	11,199
Trustee fees and expenses	7,115	7,106
Chief Compliance Officer fee (Note 4)	5,498	5,498
Legal fees	3,551	3,552
Custody fees (Note 4)	3,035	3,091
Miscellaneous expense	2,886	2,748
12b-1 distribution fees – Investor Class (Note 6)	1,538	—
Reports to shareholders	864	785
Insurance expense	775	760
Shareholder servicing fees – Investor Class (Note 5)	—	75
Total expenses	105,552	103,635
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(85,647)	(95,043)
Net expenses	19,905	8,592
Net investment income	30,822	884

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on investments
Investments	(224,483)	(2,754)
Foreign currency	(5)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(560,861)	(454,605)
Foreign currency	—	2
Net realized and unrealized loss
on investments and foreign currency	(785,349)	(457,357)
Net Decrease in Net Assets
Resulting from Operations	$(754,527)	$(456,473)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$174,161	$700,193
Net realized gain on investments	958,076	3,030,642
Net change in unrealized appreciation/
(depreciation) on investments	(5,670,072)	2,804,600
Net increase/(decrease) in net assets
resulting from operations	(4,537,835)	6,535,435
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(48,269)	(70,943)
Net dividends and distributions to shareholders –
Institutional Class shares	(482,468)	(834,491)
Total distributions to shareholders	(530,737)	(905,434)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	339,809	(21,308,074)
Total decrease in net assets	(4,728,763)	(15,678,073)
NET ASSETS
Beginning of period	50,170,291	65,848,364
End of period	$45,441,528	$50,170,291

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	84,560	$1,475,671	64,540	$1,085,846
Shares issued
on reinvestments
of distributions	2,595	46,732	4,607	68,184
Shares redeemed**	(46,281)	(732,403)	(92,113)	(1,515,754)
Net increase/(decrease)	40,874	$790,000	(22,966)	$(361,724)
** Net of redemption
fees of		$287		$6

	Institutional Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,568	$158,975	10,832	$165,100
Shares issued
on reinvestments
of distributions	26,330	472,356	55,702	821,048
Shares redeemed**	(71,243)	(1,081,522)	(1,332,111)	(21,932,498)
Net decrease	(34,345)	$(450,191)	(1,265,577)	$(20,946,350)
** Net of redemption
fees of		$—		$9

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(26,947)	$93,810
Net realized gain/(loss) on:
Investments	2,826,167	(3,102,451)
Foreign currency	(5)	168
Net change in unrealized
appreciation/(depreciation) on:
Investments	(12,706,741)	6,039,625
Foreign currency	29	(349)
Net increase/(decrease) in net assets
resulting from operations	(9,907,497)	3,030,803
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(15,757)	(39,096)
Net dividends and distributions to shareholders –
Institutional Class shares	(48,426)	(205,250)
Total distributions to shareholders	(64,183)	(244,346)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(1,105,481)	(30,169,614)
Total decrease in net assets	(11,077,161)	(27,383,157)
NET ASSETS
Beginning of period	41,053,781	68,436,938
End of period	$29,976,620	$41,053,781

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	63,955	$1,032,396	11,691	$195,925
Shares issued
on reinvestments
of distributions	810	15,113	2,452	37,767
Shares redeemed**	(115,327)	(1,880,548)	(310,448)	(5,069,548)
Net decrease	(50,562)	$(833,039)	(296,305)	$(4,835,856)
** Net of redemption
fees of		$2,642		$153

	Institutional Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,491	$133,677	24,965	$390,846
Shares issued
on reinvestments
of distributions	2,522	47,536	12,518	194,650
Shares redeemed**	(25,078)	(453,655)	(1,530,304)	(25,919,254)
Net decrease	(13,065)	$(272,442)	(1,492,821)	$(25,333,758)
** Net of redemption
fees of		$—		$9

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$30,822	$74,799
Net realized loss on:
Investments	(224,483)	(132,723)
Foreign currency	(5)	—
Net change in unrealized appreciation/
(depreciation) on investments	(560,861)	492,314
Net increase/(decrease) in net assets
resulting from operations	(754,527)	434,390
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(15,725)	(16,354)
Net dividends and distributions to shareholders –
Institutional Class shares	(49,699)	(54,257)
Total distributions to shareholders	(65,424)	(70,611)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	16,414	33,880
Total increase/(decrease) in net assets	(803,537)	397,659
NET ASSETS
Beginning of period	5,101,379	4,703,720
End of period	$4,297,842	$5,101,379

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,974	$28,979	1,544	$22,632
Shares issued
on reinvestments
of distributions	987	15,725	1,213	16,354
Shares redeemed**	(5,240)	(77,988)	(3,877)	(59,363)
Net decrease	(2,279)	$(33,284)	(1,120)	$(20,377)
** Net of redemption
fees of		$12		$—

	Institutional Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	3,108	$49,698	4,013	$54,257
Net increase	3,108	$49,698	4,013	$54,257

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$884	$9,108
Net realized gain/(loss) on:
Investments	(2,754)	(169,160)
Foreign currency	—	2
Net change in unrealized appreciation/
(depreciation) on:
Investments	(454,605)	203,367
Foreign currency	2	—
Net increase/(decrease) in net assets
resulting from operations	(456,473)	43,317
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	—	(3,487)
Net dividends and distributions to shareholders –
Institutional Class shares	—	(17,292)
Total distributions to shareholders	—	(20,779)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(2)	(37,253)
Total decrease in net assets	(456,475)	(14,715)
NET ASSETS
Beginning of period	1,879,551	1,894,266
End of period	$1,423,076	$1,879,551

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued
on reinvestments
of distributions	—	$—	289	$3,228
Shares redeemed	—	(2)	(12,380)	(157,772)
Net decrease	—	$(2)	(12,091)	$(154,544)

	Institutional Class
	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	9,225	$100,000
Shares issued
on reinvestments
of distributions	—	—	1,548	17,291
Net increase	—	$—	10,773	$117,291

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2020
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$17.63		$15.94	$15.76	$12.90	$13.09	$14.10

Income from
investment operations:
Net investment income^	0.03		0.14	0.13	0.17	0.17	0.12
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.56)		1.74	0.15	2.86	(0.23)	(0.93)
Total from
investment operations	(1.53)		1.88	0.28	3.03	(0.06)	(0.81)

Less distributions:
From net investment income	(0.14)		(0.19)	(0.10)	(0.17)	(0.13)	(0.20)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$15.96		$17.63	$15.94	$15.76	$12.90	$13.09

Total return	-8.79	%‡	12.03%	1.79%	23.71%	-0.47%	-5.73%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$6,314		$6,258	$6,023	$7,346	$16,277	$22,167
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.66	%†	1.57%	1.45%	1.70%	1.67%	1.79%
After advisory fee waiver	1.35	%†	1.34%	1.25%	1.37%	1.35%	1.43%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.08	%†	0.64%	0.59%	0.85%	1.02%	0.54%
After advisory fee waiver	0.39	%†	0.87%	0.79%	1.18%	1.34%	0.90%
Portfolio turnover rate	10.61	%‡	19.52%	20.00%	20.49%	15.56%	15.44%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2020
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$17.62		$15.92	$15.81	$12.95	$13.15	$14.18

Income from
investment operations:
Net investment income^	0.06		0.20	0.17	0.22	0.21	0.18
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(1.57)		1.73	0.16	2.87	(0.22)	(0.94)
Total from
investment operations	(1.51)		1.93	0.33	3.09	(0.01)	(0.76)

Less distributions:
From net investment income	(0.19)		(0.23)	(0.22)	(0.23)	(0.19)	(0.27)
Redemption fees retained	—		0.00 ^+	—	—	—	0.00 ^+
Net asset value, end of period	$15.92		$17.62	$15.92	$15.81	$12.95	$13.15

Total return	-8.67	%‡	12.43%	2.07%	24.10%	-0.06%	-5.31%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$39,128		$43,912	$59,825	$80,948	$74,618	$81,746
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.30	%†	1.22%	1.19%	1.33%	1.31%	1.35%
After advisory fee waiver	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.44	%†	0.99%	0.84%	1.18%	1.36%	1.00%
After advisory fee waiver	0.75	%†	1.22%	1.04%	1.52%	1.68%	1.36%
Portfolio turnover rate	10.61	%‡	19.52%	20.00%	20.49%	15.56%	15.44%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2020
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$18.02		$16.74	$17.12	$14.26	$15.12	$16.90

Income from
investment operations:
Net investment income/(loss)^	(0.03)		0.00 +	0.04	0.09	0.11	0.03
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(4.44)		1.31	(0.30)	2.96	(0.88)	(1.80)
Total from
investment operations	(4.47)		1.31	(0.26)	3.05	(0.77)	(1.77)

Less distributions:
From net investment income	(0.01)		(0.03)	(0.12)	(0.19)	(0.09)	—
From net realized
gain on investments	—		—	—	—	—	(0.01)
Total distributions	(0.01)		(0.03)	(0.12)	(0.19)	(0.09)	(0.01)
Redemption fees retained^+	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$13.54		$18.02	$16.74	$17.12	$14.26	$15.12

Total return	-24.86	%‡	7.97%	-1.64%	21.43%	-5.13%	-10.47%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$15,097		$21,003	$24,478	$25,129	$25,720	$57,543
Ratio of expenses to
average net assets:
Before advisory fee waiver	2.00	%†	1.77%	1.65%	1.65%	1.87%	2.01%
After advisory fee waiver	1.65	%†	1.58%	1.56%	1.63%	1.58%	1.77%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.65	%)†	(0.16%)	0.11%	0.53%	0.54%	(0.03%)
After advisory fee waiver	(0.30	%)†	0.03%	0.20%	0.55%	0.83%	0.21%
Portfolio turnover rate	42.91	%‡	37.26%	39.04%	23.48%	14.99%	27.30%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2020
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$18.23		$16.95	$17.35	$14.45	$15.38	$17.14

Income from
investment operations:
Net investment income/(loss)^	(0.00	)+	0.04	0.08	0.14	0.15	0.16
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(4.50)		1.32	(0.30)	2.99	(0.91)	(1.89)
Total from
investment operations	(4.50)		1.36	(0.22)	3.13	(0.76)	(1.73)

Less distributions:
From net investment income	(0.04)		(0.08)	(0.18)	(0.23)	(0.17)	(0.02)
From net realized
gain on investments	—		—	—	—	—	(0.01)
Total distributions	(0.04)		(0.08)	(0.18)	(0.23)	(0.17)	(0.03)
Redemption fees retained^+	—		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$13.69		$18.23	$16.95	$17.35	$14.45	$15.38

Total return	-24.73	%‡	8.16%	-1.36%	21.74%	-4.94%	-10.07%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$14,880		$20,051	$43,959	$66,177	$95,191	$159,213
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.70	%†	1.54%	1.43%	1.36%	1.64%	1.59%
After advisory fee waiver	1.35	%†	1.35%	1.32%	1.33%	1.35%	1.35%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver	(0.35	%)†	0.07%	0.35%	0.81%	0.79%	0.75%
After advisory fee waiver	(0.00	%)†	0.26%	0.46%	0.84%	1.08%	0.99%
Portfolio turnover rate	42.91	%‡	37.26%	39.04%	23.48%	14.99%	27.30%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2020
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$15.69		$14.58	$14.48	$11.73	$11.62	$12.43

Income from
investment operations:
Net investment income^	0.08		0.22	0.17	0.21	0.19	0.14
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.40)		1.08	0.14	2.74	0.06	(0.83)
Total from
investment operations	(2.32)		1.30	0.31	2.95	0.25	(0.69)

Less distributions:
From net investment income	(0.19)		(0.19)	(0.21)	(0.20)	(0.14)	(0.09)
From net realized
gain on investments	—		—	—	—	—	(0.03)
Total distributions	(0.19)		(0.19)	(0.21)	(0.20)	(0.14)	(0.12)
Redemption fees retained	0.00	^+	—	—	—	—	—
Net asset value, end of period	$13.18		$15.69	$14.58	$14.48	$11.73	$11.62

Total return	-15.00	%‡	9.17%	2.15%	25.37%	2.23%	-5.56%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$1,059		$1,296	$1,222	$1,582	$2,037	$2,215
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	4.50	%†	4.52%	4.27%	4.42%	3.86%	4.00%
After advisory fee waiver and
expense reimbursement	1.00	%†	0.85%	0.94%	0.89%	1.00%	1.15%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(2.43	%)†	(2.17%)	(2.21%)	(1.90%)	(1.17%)	(1.65%)
After advisory fee waiver and
expense reimbursement	1.07	%†	1.50%	1.12%	1.63%	1.69%	1.20%
Portfolio turnover rate	20.48	%‡	35.66%	25.80%	34.31%	25.66%	21.22%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,		Year Ended October 31,
	2020
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$15.75		$14.66	$14.55	$11.80	$11.71	$12.50

Income from
investment operations:
Net investment income^	0.10		0.23	0.19	0.23	0.22	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.40)		1.09	0.16	2.75	0.06	(0.83)
Total from
investment operations	(2.30)		1.32	0.35	2.98	0.28	(0.64)

Less distributions:
From net investment income	(0.21)		(0.23)	(0.24)	(0.23)	(0.19)	(0.12)
From net realized
gain on investments	—		—	—	—	—	(0.03)
Total distributions	(0.21)		(0.23)	(0.24)	(0.23)	(0.19)	(0.15)
Net asset value, end of period	$13.24		$15.75	$14.66	$14.55	$11.80	$11.71

Total return	-14.85	%‡	9.25%	2.37%	25.53%	2.47%	-5.14%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$3,239		$3,805	$3,482	$3,401	$4,749	$4,634
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	4.25	%†	4.42%	4.09%	4.25%	3.61%	3.59%
After advisory fee waiver and
expense reimbursement	0.75	%†	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(2.18	%)†	(2.07%)	(2.06%)	(1.72%)	(0.94%)	(1.25%)
After advisory fee waiver and
expense reimbursement	1.32	%†	1.60%	1.28%	1.78%	1.92%	1.59%
Portfolio turnover rate	20.48	%‡	35.66%	25.80%	34.31%	25.66%	21.22%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months					December 31,
	Ended					2015*
	April 30,					through
	2020		Year ended October 31,			October 31,
	(Unaudited)		2019	2018	2017	2016
Net asset value,
beginning of period	$12.32		$12.29	$12.16	$10.41	$10.00
Income from
investment operations:
Net investment income/(loss)^	(0.01)		0.05	0.04	0.10	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(2.98)		0.10	0.17	1.91	0.33
Total from
investment operations	(2.99)		0.15	0.21	2.01	0.41
Less distributions:
From net investment income	—		(0.12)	(0.08)	(0.10)	—
From net realized
gain on investments	—		—	—	(0.16)	—
Total distributions	—		(0.12)	(0.08)	(0.26)	—
Net asset value, end of period	$9.33		$12.32	$12.29	$12.16	$10.41
Total return	-24.43	%‡	1.32%	1.70%	19.49%+	4.10	%‡
Ratios/supplemental data:
Net assets, end
of period (thousands)	$250		$331	$478	$230	$170
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	12.39	%†	12.16%	11.13%	13.89%	16.98	%†
After advisory fee waiver and
expense reimbursement	1.30	%†	1.08%	1.19%	1.27%	1.32	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(11.28	%)†	(10.62%)	(9.65%)	(11.74%)	(14.76	%)†
After advisory fee waiver and
expense reimbursement	(0.19	%)†	0.46%	0.29%	0.88%	0.90	%†
Portfolio turnover rate	55.63	%‡	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months					December 31,
	Ended					2015*
	April 30,					through
	2020		Year ended October 31,			October 31,
	(Unaudited)		2019	2018	2017	2016
Net asset value,
beginning of period	$12.33		$12.33	$12.20	$10.44	$10.00
Income from
investment operations:
Net investment income^	0.01		0.06	0.06	0.13	0.11
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(3.00)		0.09	0.18	1.92	0.33
Total from
investment operations	(2.99)		0.15	0.24	2.05	0.44
Less distributions:
From net investment income	—		(0.15)	(0.11)	(0.13)	—
From net realized
gain on investments	—		—	—	(0.16)	—
Total distributions	—		(0.15)	(0.11)	(0.29)	—
Net asset value, end of period	$9.34		$12.33	$12.33	$12.20	$10.44
Total return	-24.25	%‡	1.35%	1.95%	19.78%+	4.40	%‡
Ratios/supplemental data:
Net assets, end
of period (thousands)	$1,173		$1,549	$1,416	$1,389	$1,160
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	12.09	%†	12.08%	11.19%	13.77%	17.67	%†
After advisory fee waiver and
expense reimbursement	1.00	%†	1.00%	1.00%	1.00%	1.04	%†
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	(10.98	%)†	(10.54%)	(9.75%)	(11.62%)	(15.31	%)†
After advisory fee waiver and
expense reimbursement	0.11	%†	0.54%	0.44%	1.15%	1.32	%†
Portfolio turnover rate	55.63	%‡	90.36%	42.91%	95.79%	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”), and the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds and has concluded that no liability for unrecognized tax benefits should be

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

recorded related to uncertain tax positions taken on returns filed for open tax years 2017 – 2019, or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

I.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2020:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,551,537	$—	$—	$2,551,537
Consumer Staples	1,852,656	—	—	1,852,656
Financial Services	6,682,970	—	—	6,682,970
Health Care	8,963,454	—	—	8,963,454
Information Technology	1,343,296	—	—	1,343,296
Producer Durables	10,725,616	—	—	10,725,616
Technology	10,161,741	—	—	10,161,741
Utilities	2,516,956	—	—	2,516,956
Total Common Stocks	44,798,226	—	—	44,798,226
Money Market Funds	614,759	—	—	614,759
Total Investments
in Securities	$45,412,985	$—	$—	$45,412,985

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$255,772	$—	$—	$255,772
Energy	3,150,196	—	—	3,150,196
Financial Services	10,762,731	—	—	10,762,731
Health Care	2,148,513	—	—	2,148,513
Information Technology	3,620,885	—	—	3,620,885
Materials & Processing	1,295,860	—	—	1,295,860
Producer Durables	3,201,181	—	—	3,201,181
Real Estate	109,600	—	—	109,600
Technology	1,910,844	—	—	1,910,844
Utilities	2,235,668	—	—	2,235,668
Total Common Stocks	28,691,250	—	—	28,691,250
Money Market Funds	1,610,603	—	—	1,610,603
Total Investments
in Securities	$30,301,853	$—	$—	$30,301,853

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$146,043	$—	$—	$146,043
Consumer Discretionary	314,414	—	—	314,414
Consumer Staples	360,559	—	—	360,559
Energy	33,130	—	—	33,130
Financial Services	600,944	—	—	600,944
Health Care	606,498	—	—	606,498
Information Technology	140,908	—	—	140,908
Producer Durables	886,475	—	—	886,475
Real Estate	13,680	—	—	13,680
Technology	603,153	—	—	603,153
Utilities	529,815	—	—	529,815
Total Common Stocks	4,235,619	—	—	4,235,619
Money Market Funds	71,715	—	—	71,715
Total Investments
in Securities	$4,307,334	$—	$—	$4,307,334

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$6,904	$—	$—	$6,904
Consumer Discretionary	7,962	—	—	7,962
Consumer Staples	92,152	—	—	92,152
Energy	265,330	—	—	265,330
Financial Services	234,500	—	—	234,500
Health Care	102,087	—	—	102,087
Information Technology	256,388	—	—	256,388
Materials & Processing	3,106	—	—	3,106
Real Estate	72,080	—	—	72,080
Utilities	181,891	—	—	181,891
Total Common Stocks	1,222,400	—	—	1,222,400
Money Market Funds	144,000	—	—	144,000
Total Investments
in Securities	$1,366,400	$—	$—	$1,366,400

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2020, the end of the reporting period. There were no transfers between levels during the six months ended April 30, 2020.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Equity Income Fund’s contractual management fee from 0.99% to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

management fee from 1.35% to 0.99%. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Diversified Large Cap Value Fund’s contractual management fee from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2020 through February 27, 2021, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00%.  For the six months ended April 30, 2020, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Equity Income Fund	0.99%
Small Cap Value Fund	1.35%
Diversified Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

  Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2020, the Adviser reduced its fees and absorbed Fund expenses in the amount of $77,205 for the Equity Income Fund, $66,113 for the Small Cap Value Fund, $85,647 for the Diversified Large Cap Value Fund, and $95,043 for the Mid Cap Value Fund.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

No amounts were recouped by the Adviser. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
Date	Income Fund	Value Fund	Value Fund	Value Fund
10/31/2020	$158,514	$—	$100,601	$95,850
10/31/2021	165,923	83,091	171,136	191,572
10/31/2022	132,238	104,752	174,622	191,202
4/30/2023	77,205	66,113	85,647	95,043
	$533,880	$253,956	$532,006	$573,667

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2020 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees has approved a new distribution agreement to enable Quasar to continue serving as the Funds’ Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2020, the Mid Cap Value Institutional Class did not charge shareholder servicing fees, while the shareholder servicing fees accrued by the Funds’ Investor Class are disclosed in the statements of operations.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2020, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$5,178,566	$15,732,203	$1,024,821	$891,086
Sales	5,869,045	17,842,420	974,035	1,099,499

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2020 and the year ended October 31, 2019 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income	$530,737	$905,434

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income	$64,183	$244,346

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

	Diversified Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income	$65,424	$70,611

	Mid Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income	$—	$20,779

As of October 31, 2019, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$18,825,689	$21,101,167
Gross tax unrealized appreciation	31,787,707	20,737,401
Gross tax unrealized depreciation	(239,330)	(572,035)
Net tax unrealized appreciation	31,548,377	20,165,366
Net unrealized depreciation
on foreign currency	—	(437)
Undistributed ordinary income	496,076	64,183
Undistributed long-term capital gain	—	—
Total distributable earnings	496,076	64,183
Other accumulated losses	(452,738)	(15,853,506)
Total accumulated earnings	$31,591,715	$4,375,606

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$3,190,769	$1,447,869
Gross tax unrealized appreciation	1,975,162	576,024
Gross tax unrealized depreciation	(147,389)	(78,578)
Net tax unrealized appreciation	1,827,773	497,446
Net unrealized depreciation
on foreign currency	—	(1)
Undistributed ordinary income	58,068	—
Undistributed long-term capital gain	—	—
Total distributable earnings	58,068	—
Other accumulated losses	(251,456)	(168,633)
Total accumulated earnings	$1,643,385	$328,812

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

At October 31, 2019, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Equity Income Fund	$(452,738)	$—
Small Cap Value Fund	(8,109,949)	(7,743,557)
Diversified Large Cap Value Fund	(251,456)	—
Mid Cap Value Fund	(134,541)	(34,092)

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2020, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Equity Income Fund	Investor Class	Institutional Class
Sutter Insurance Services	—	57.88%
Charles Schwab & Co., Inc.	39.27%	—

Small Cap Value Fund	Investor Class	Institutional Class
Sutter Insurance Services	—	69.59%
Shadowlawn Investments LP	45.85%	—
Charles Schwab & Co., Inc.	25.34%	—

Diversified Large Cap Value Fund	Investor Class	Institutional Class
Morgan Stanley Smith Barney LLC	74.60%	50.14%
Joe Huber	—	49.86%

Mid Cap Value Fund	Investor Class	Institutional Class
Huber Capital Investments LLC	—	83.41%
Hilton Family Trust	86.13%	—

NOTE 10 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Mid Cap Value Fund received a reimbursement of $94 from the Advisor related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – A style of investing which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), Continued

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets.  The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally.  In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2020 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with the filings after March 31, 2020). The Funds’ Form N-Q and Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-Q and Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund
Huber Capital Mid Cap Value Fund

At meetings held on October 23-24 and December 4-5, 2019, the Board (which at the time was comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Capital Equity Income Fund (the “Equity Income Fund”), Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) and Huber Capital Mid Cap Value Fund (the “Mid Cap Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan, and risk management process.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2019, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Equity Income Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-, three- and ten-year periods, and underperformed for the five-year period.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary and secondary benchmark indices for the one-, three-, five-, and ten-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed its similarly managed account composite for the one-, three-, five-, and ten-year periods.

Small Cap Value Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the three-and ten-year periods and underperformed for the one- and five-year periods.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary and secondary benchmark indices for the one-, three-, five-, and ten-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similarly managed account composite for the one-, three-, five-, and ten-year periods.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Diversified Large Cap Value Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the three-year period and underperformed for the one- and five-year periods.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three-, and five-year periods.  The Board also noted that the Fund underperformed its secondary benchmark index for the one- and five-year periods and outperformed for the three-year period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similarly managed account composite for the one-, three-, and five-year periods.

Mid Cap Value Fund: The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-year period and outperformed for the three-year period. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods.

The Board noted that the Adviser represented it does not have any similarly managed accounts to the Fund.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Equity Income Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.39% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board also noted that the total expense ratio for Institutional Class shares

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

was above the peer group median and average, and above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 0.99% to 0.75% through at least February 27, 2020 The Board noted that the contractual advisory fee was significantly above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes and that the voluntarily reduced advisory fee was also above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Adviser from the Fund during the year ended June 30, 2019 was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction and that while the Fund’s expenses and contractual advisory fee were generally above the range of its peer group, that they were not unreasonable.

Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.75% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also noted that the total expense ratio for Institutional Class shares was above the peer group median and average, and above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board noted that the Adviser had agreed to voluntarily reduce its contractual

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

management fee from 1.35% to 0.99% through at least February 27, 2020. The Board also noted that the contractual advisory fee and voluntarily reduced advisory fee were both above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Adviser from the Fund during the year ended June 30, 2019 was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction and that while the Fund’s expenses and contractual advisory fee were generally above the range of its peer group, that they were not unreasonable.

Diversified Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.15% for Investor Class shares and 0.75% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average. The Board also noted that the Fund’s total expense ratio for Investor Class shares when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and below the peer group average.  The Board noted that the total expense ratio for Institutional Class shares was equal to the peer group median and slightly below the average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 0.75% to 0.00% through at least February 27, 2020. The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board also noted that the voluntarily reduced advisory fee was below the

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the year ended June 30, 2019.  The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.  The Board also took into consideration the services the Adviser provides to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

Mid Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.40% for Investor Class shares and 1.10% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average. The Board also noted that the Fund’s total expense ratio for Investor Class shares when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board noted that the total expense ratio for Institutional Class shares was equal to the peer group median and slightly below the peer group average, and was also below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the Adviser had agreed to voluntarily reduce its contractual management fee from 1.00% to 0.00% through at least February 27, 2020. The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above the peer group median and average.  The Board also noted that the voluntarily reduced advisory fee was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

year ended June 30, 2019.  The Board noted that the Adviser represented it does not have any similarly managed accounts to the Fund.  The Board noted that the Adviser was considering implementing another voluntary advisory fee reduction. As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Equity Income Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Diversified Large Cap Value Fund).  The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps and also considered that each of the Equity Income Fund’s, Small Cap Value Fund’s and Diversified Large Cap Value Fund’s advisory fees contained breakpoints at very high asset levels.  The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the expense caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.  The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits, including benefits received in the form of Rule 12b-1 fees

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Equity Income Fund, Small Cap Value Fund, Diversified Large Cap Value Fund and Mid Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)   Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President/Chief Executive Officer/Principal Executive Officer

Date   7/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman,
President/Chief Executive Officer/Principal Executive Officer

Date   7/6/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King,
Vice President/Treasurer/Principal Financial Officer

Date   7/6/20

* Print the name and title of each signing officer under his or her signature.